Other payables and accruals (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Other payables for acquisition of Wentai Education	$ 157,406	1,000,000	1,697,611
Other payables to ex-shareholders of LNS and Wentai Education	149,536	950,000	6,075,692
Accrued social welfare payments	189,059	1,201,089	2,399,976
Accrued salaries	987,185	6,271,585	2,661,785
Accrued bonus	376,471	2,391,722	0
Accrued consultation fee	142,766	906,992	734,352
Accrued professional fee for the disposal of ELP business	0	0	6,819,730
Accrued audit fee	231,946	1,473,552	1,102,608
Receipts in advance	1,282,251	8,146,138	6,515,763
Deposits for franchise	117,258	744,940	634,940
Other tax payable	339,542	2,157,119	3,616,873
Others	422,203	2,682,255	1,977,487
Other payables and accruals, Total	$ 4,395,623	27,925,392	34,236,817